Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net Loss per Common Share, Basic and Diluted

In accordance with the two-class method, the Company’s net income (loss) is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Three Months Ended March 31,
	2021	2020
		(As Restated)
Net income (loss)	$(936,589)	$82,688
Less: net income attributable to common stock subject to redemption	(576)	(518,703)

Net loss attributable to common stockholders	$(937,165)	$(436,015)

Weighted-average common shares outstanding, basic and diluted	5,695,296	5,216,179

Net loss per share common share, basic and diluted	$(0.16)	$(0.08)

In accordance with the two-class method, the Company’s net income (loss) is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
	As Restated	As Restated
Net income (loss)	$(4,128,841)	$295,115
Less: net income attributable to common stock subject to redemption	(555,866)	(1,005,550)

Net loss attributable to common stockholders	$(4,684,707)	$(710,435)

Weighted-average common shares outstanding, basic and diluted	5,304,752	4,847,100

Net loss per share common share, basic and diluted	$(0.88)	$(0.15)